26. PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2017
Provisions Tables
Provisions
	Note	12.31.2017	12.31.2016
Non Current
Provisions for contingencies		3,468	3,977
Asset retirement obligation		918	1,719
Environmental remediation		15	174
Onerous contract (Ship or pay)	42	-	366
Other provisions		34	31
		4,435	6,267

Current
Provisions for contingencies		129	94
Asset retirement obligation		152	143
Environmental remediation		127	175
Onerous contract (Ship or pay)	42	389	394
		798	806

Changes in provisions
	12.31.2017
	For contingencies	Asset retirement obligation	For environmental remediation

At the beginning of the year	4,071	1,862	349
Increases	980	634	98
Reclassification	(209)	(16)	16
Decreases	(881)	(166)	(135)
Reclassification to liabilities associated to assets classified as held for sale	-	(875)	(184)
Reversal of unused amounts	(364)	(369)	(2)
At the end of the year	3,597	1,070	142

	12.31.2016
	For contingencies	Asset retirement obligation	For environmental remediation

At the beginning of the year	335	49	-
Increases	472	629	210
Increases for purchases of subsidiaries	3,333	1,210	235
Decreases	(69)	(26)	(96)
At the end of the year	4,071	1,862	349

	12.31.2015
	For contingencies	Asset retirement obligation

At the beginning of the year	141	3
Increases	228	46
Decreases	(34)	-
At the end of the year	335	49